NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

As at December 31,	2017	2016
Agua De La Falda S.A. (i)	$18.7	$18.7
Brio Gold Inc. (ii)	115.2	49.1
	$133.9	$67.8

(i)
The Company holds a 56.7% interest of Agua De La Falda ("ADLF") project along with Corporación Nacional del Cobre de Chile ("Codelco"). The ADLF project is an exploration project which includes the Jeronimo Deposit and is located in northern Chile.

(ii)
The Company held approximately 53.6% of the issued and outstanding shares of Brio Gold as at December 31, 2017 (December 31, 2016 -85%). For details on the movement in the Company's shareholding during the year refer to Note 6: Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements. Further, in January 2018, Leagold Mining Corporation announced their intent to make an offer to acquire all of the issued and outstanding shares of Brio Gold on or before February 28, 2018. Refer to Note 36: Subsequent Events to the Company's Consolidated Financial Statements for further details.